Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Operating expenses
General and administrative	$ 207,217	$ 146,636	$ 148,616
Professional, other fees and salaries	668,122	391,406	610,052
Stock-based compensation	0	6,517	217,965
Travel and entertainment	92,516	37,631	63,360
Depreciation of property and equipment	16,618	16,492	16,492
Foreign exchange loss (gain)	(33,418)	(21,404)	(62,613)
Total operating expenses	951,055	577,278	993,872
Other expenses (income)
Accretion expense	290,208	272,501	279,834
Interest expense	614,439	604,664	540,929
Other finance expenses	75,124	24,227	86,352
Loss (gain) on revaluation of warrant liabilities	(228,625)	826,393	0
Loss (gain) on debt settlement	78,345	118,784	0
Impairment of inventory	126,000	0	0
Loss (gain) on revaluation of derivative liabilities	(1,360,463)	78,915	(658,503)
Loss (gain) on conversion of convertible debentures	9,821	45,535	21,120
Loss (gain) on repayment of convertible debentures	5,484	62,253	27,243
Loss (gain) on extinguishment of convertible debentures	107,361	452,248	1,400,823
Total other expenses (income)	(282,306)	2,485,520	1,697,798
Loss before income tax provision	(668,749)	(3,062,798)	(2,691,670)
Income tax provision	0	0	0
Net loss and comprehensive loss	$ (668,749)	$ (3,062,798)	$ (2,691,670)
Weighted average number of outstanding shares, basic (in shares)	594,562,871	529,474,454	490,310,376
Weighted average number of outstanding shares, diluted (in shares)	594,562,871	529,474,454	490,310,376
Loss per share, basic	$ 0	$ (0.01)	$ (0.01)
Loss per share, diluted	$ 0	$ (0.01)	$ (0.01)